Changes in the Group structure	12 Months Ended
Dec. 31, 2017
Changes in the Group structure
Changes in the Group structure

2) Changes in the Group structure

2.1) Main acquisitions and divestments

In 2017, the main changes in the Group structure were as follows:

➢	Exploration & Production
•	In October 2017, TOTAL finalized the sale to Perenco of its interests and the transfer of operatorship in various mature assets in Gabon.
•	In November 2017, TOTAL finalized the sale to Kuwait Foreign Petroleum Exploration Company (KUFPEC) of its remaining 15% interest in the Gina Krog field in Norway.
➢	Gas, Renewables & Power
•	In January 2017, TOTAL acquired a 23% interest in the company Tellurian to develop an integrated gas project in the United States for an amount of $207 million.
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In September 2017, TOTAL signed an agreement with EREN Renewable Energy (EREN RE) to acquire an indirect 23% stake by subscribing to a capital increase of €238 million. As of December 31, 2017, TOTAL paid €119 million. The remaining portion will be paid in 2018.

➢	Refining & Chemicals
•	On January 31, 2017, TOTAL closed the sale of Atotech to the Carlyle Group for an amount of $3.2 billion.
➢	Marketing & Services
•	On March 28, 2017, TOTAL announced the closing of the acquisition of the assets of Gulf Africa Petroleum Corporation in Kenya, Uganda and Tanzania.

2.2) Divestment projects

Accounting policies

Pursuant to IFRS 5 "Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

➢	Exploration & Production
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On November 27, 2017, TOTAL has agreed to sell all of its interests in the Martin Linge field  (51%) and Garantiana discovery (40%) on the Norwegian Continental Shelf to Statoil. The transaction remains subject to final due diligence and approval from the relevant authorities. At December 31, 2017 the assets and liabilities have been respectively classified in the consolidated balance sheet in “assets classified as held for sale” for an amount of $2,581 million and “liabilities directly associated with the assets classified as held for sale” for an amount of $1,106 million. The assets concerned mainly include tangible assets.

➢	Marketing & Services
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On November 3, 2017 TOTAL and Erg have announced the signing of an agreement with the Italian Group API to sell the TotalErg joint venture (Erg 51%, TOTAL 49%). At December 31, 2017 the shares have been classified in the consolidated balance sheet in “assets classified as held for sale” for an amount of $166 million. As of January 10, 2018, all required authorizations being obtained, the transaction was closed.